Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	462,629,276.92	23,864
Yield Supplement Overcollateralization Amount 09/30/24	37,217,937.23	0
Receivables Balance 09/30/24	499,847,214.15	23,864
Principal Payments	20,991,900.68	1,125
Defaulted Receivables	1,172,375.71	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/24	34,965,204.27	0
Pool Balance at 10/31/24	442,717,733.49	22,697

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.77%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	7,877,531.05	322
Past Due 61-90 days	2,722,317.03	104
Past Due 91-120 days	749,687.77	28
Past Due 121+ days	0.00	0
Total	11,349,535.85	454

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.38%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Delinquency Trigger Occurred	NO

Recoveries	535,638.19
Aggregate Net Losses/(Gains) - October 2024	636,737.52
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.53%
Prior Net Losses/(Gains) Ratio	0.65%
Second Prior Net Losses/(Gains) Ratio	0.46%
Third Prior Net Losses/(Gains) Ratio	0.39%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	5.78%
Weighted Average Contract Rate, Yield Adjusted	10.28%
Weighted Average Remaining Term	44.77

Flow of Funds	$ Amount
Collections	23,888,197.27
Investment Earnings on Cash Accounts	23,445.89
Servicing Fee	(416,539.35)
Transfer to Collection Account	-
Available Funds	23,495,103.81

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,659,394.21
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	14,873,368.21
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,731,680.09

Total Distributions of Available Funds	23,495,103.81

Servicing Fee	416,539.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 10/15/24	457,591,101.70
Principal Paid	19,911,543.43
Note Balance @ 11/15/24	437,679,558.27

Class A-1
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2a
Note Balance @ 10/15/24	24,370,314.21
Principal Paid	13,963,602.47
Note Balance @ 11/15/24	10,406,711.74
Note Factor @ 11/15/24	4.0298605%

Class A-2b
Note Balance @ 10/15/24	10,380,787.49
Principal Paid	5,947,940.96
Note Balance @ 11/15/24	4,432,846.53
Note Factor @ 11/15/24	4.0298605%

Class A-3
Note Balance @ 10/15/24	279,880,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	279,880,000.00
Note Factor @ 11/15/24	100.0000000%

Class A-4
Note Balance @ 10/15/24	97,610,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	97,610,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	30,230,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	30,230,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	15,120,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	15,120,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,851,880.29
Total Principal Paid	19,911,543.43
Total Paid	21,763,423.72

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	105,198.52
Principal Paid	13,963,602.47
Total Paid to A-2a Holders	14,068,800.99

Class A-2b
SOFR Rate	5.00981%
Coupon	5.43981%
Interest Paid	48,626.52
Principal Paid	5,947,940.96
Total Paid to A-2b Holders	5,996,567.48

Class A-3
Coupon	4.83000%
Interest Paid	1,126,517.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,126,517.00

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.8378574
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.7607688
Total Distribution Amount	21.5986262

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4073673
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	54.0721905
Total A-2a Distribution Amount	54.4795578

A-2b Interest Distribution Amount	0.4420593
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	54.0721905
Total A-2b Distribution Amount	54.5142498

A-3 Interest Distribution Amount	4.0250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0250000

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	746.97
Noteholders' Principal Distributable Amount	253.03

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	5,038,175.22
Investment Earnings	20,279.68
Investment Earnings Paid	(20,279.68)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$7,137,902.31	2,602,805.39	4,025,604.33
Number of Extensions	252	93	132
Ratio of extensions to Beginning of Period Receivables Balance	1.43%	0.50%	0.74%